UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Strategy Shares Gold-Hedged Bond ETF (GLDB)

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Strategy Shares Newfound/Resolve Robust Momentum ETF (ROMO)

O C T O B E R  3 1 ,  2 0 2 3

You may elect to receive shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Expense Examples (Unaudited)	October 31, 2023

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2023 and held through the period ended October 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/23	10/31/23	10/31/23(1)	the Period(2)	the Period(1)(2)	the Period
Strategy Shares Gold-Hedged Bond ETF (GLDB)	$1,000.00	$896.60	$1,021.17	$3.77	$4.01	0.79%
Strategy Shares Nasdaq 7HANDL Index ETF (HNDL)	1,000.00	943.60	1,021.11	3.91	4.06	0.80%
Strategy Shares Newfound/ReSolve Robust
Momentum ETF (ROMO)	1,000.00	959.00	1,021.37	3.69	3.81	0.75%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half year period).

Semi-Annual Shareholder Report | 1

Strategy Shares Gold-Hedged Bond ETF (GLDB)

Portfolio of Investments* Summary Table	October 31, 2023 (Unaudited)

Percentage of Value

Communication Services	10.9%
Consumer Discretionary	6.2%
Consumer Staples	12.7%
Energy	5.3%
Financials	26.1%
Health Care	9.1%
Industrials	8.5%
Information Technology	8.3%
Materials	2.9%
Real Estate	3.9%
Utilities	6.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 70.2%
Communication Services — 5.7%
$360,000	Verizon Communications, Inc.,
	4.52%, 9/15/48	$269,392
320,000	Walt Disney Co. (The), 2.65%, 1/13/31	259,745
		529,137
Consumer Discretionary — 4.6%
300,000	Amazon.com, Inc., 1.50%, 6/03/30	233,820
200,000	Home Depot, Inc. (The), 5.88%, 12/16/36	198,063
		431,883
Consumer Staples — 9.4%
320,000	Anheuser-Busch Companies LLC /
	Anheuser-Busch InBev Worldwide, Inc.,
	4.70%, 2/01/36	281,613
240,000	BAT Capital Corp., 3.56%, 8/15/27	217,571
260,000	Coca-Cola Co. (The), 1.38%, 3/15/31	195,084
240,000	Costco Wholesale Corp., 1.60%, 4/20/30	189,727
		883,995
Energy — 4.0%
240,000	Chevron Corp., 2.24%, 5/11/30	196,504
220,000	MPLX LP, 2.65%, 8/15/30	173,800
		370,304
Financials — 17.3%
100,000	Capital One Financial Corp., 3.80%, 1/31/28	88,158
300,000	Citigroup, Inc., 4.41%, 3/31/31	265,411
220,000	Fiserv, Inc., 3.50%, 7/01/29	192,986
320,000	Goldman Sachs Group, Inc. (The),
	1.99%, 1/27/32	234,755
280,000	JPMorgan Chase & Co., 4.49%, 3/24/31	252,590
240,000	MetLife, Inc., 4.55%, 3/23/30	223,164
100,000	Northern Trust Corp., 1.95%, 5/01/30	77,495
300,000	Wells Fargo & Co., 3.00%, 10/23/26	274,817
		1,609,376

Principal Amount		Value
Corporate Bonds — 70.2%— (Continued)
Health Care — 6.8%
$260,000	AbbVie, Inc., 3.20%, 11/21/29	$226,582
200,000	Amgen, Inc., 2.20%, 2/21/27	179,239
240,000	CVS Health Corp., 4.30%, 3/25/28	224,853
		630,674
Industrials — 6.4%
260,000	Boeing Co. (The), 5.15%, 5/01/30	243,607
180,000	General Electric Co., 5.88%, 1/14/38	175,827
180,000	Southwest Airlines Co., 5.13%, 6/15/27	173,683
		593,117
Information Technology — 6.3%
200,000	Apple, Inc., 3.35%, 2/09/27	188,550
220,000	Broadcom Corp. / Broadcom Cayman
	Finance, Ltd., 3.88%, 1/15/27	205,626
220,000	Oracle Corp., 5.38%, 7/15/40	187,225
		581,401
Materials — 2.2%
160,000	Dow Chemical Co. (The), 3.60%, 11/15/50	100,958
120,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	102,266
		203,224
Real Estate — 2.9%
320,000	Equinix, Inc., 3.20%, 11/18/29	270,395
Utilities — 4.6%
280,000	NextEra Energy Capital Holdings, Inc.,
	2.25%, 6/01/30	218,186
240,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	207,721
		425,907
Total Corporate Bonds (Cost $7,304,363)		$6,529,413

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	October 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Dollars — 4.7%
Communication Services — 2.5%
$200,000	Orange SA, 9.00%, 3/01/31	$229,118
Financials — 2.2%
200,000	Shell International Finance BV, 6.38%, 12/15/38	204,437
Total Yankee Dollars (Cost $496,668)		$433,555
Total Investments — 74.9% (Cost $7,801,031)		$6,962,968
Other Assets less Liabilities — 25.1%		2,338,520
Net Assets — 100.0%		$9,301,488

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements.

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA — Societe Anonyme (French public limited company)

Total Return Swap Agreements

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/20/24	$9,330,947	$35,709

Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/20/24	1,723,127	12,052
							$47,761

(a)	The Effective Federal Funds Rate at October 31, 2023 was 5.33%.

The derivative instruments outstanding as of October 31, 2023, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Portfolio of Investments Summary Table	October 31, 2023 (Unaudited)

Percentage of Value

Exchange-Traded Funds	97.7%
U.S. Treasury Obligation	2.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligation — 2.2%
$20,000,000	U.S. Treasury Bill, 5.39%, 7/11/24	$19,273,995
Total U.S. Treasury Obligation (Cost $19,276,525)		$19,273,995
Shares		Value
Exchange-Traded Funds — 94.0%
1,521,936	Alerian MLP ETF	63,860,435
795,600	Dimensional Core Fixed Income ETF	31,641,012
563,472	Fidelity MSCI Utilities Index ETF	21,558,439
2,276,352	Global X U.S. Preferred ETF	40,314,194
174,096	Invesco QQQ Trust ETF	61,085,064
634,608	Invesco Taxable Municipal Bond ETF	15,598,665
153,504	iShares Broad USD High Yield Corporate
	Bond ETF	5,248,302
46,800	iShares Core S&P 500 ETF	19,653,192
1,035,216	iShares Core U.S. Aggregate Bond ETF	95,560,789
119,808	iShares MBS ETF	10,377,769
999,648	JPMorgan Equity Premium Income ETF	52,601,478
2,201,472	Schwab U.S. Aggregate Bond ETF	95,565,899
411,840	Schwab U.S. Large-Cap ETF	20,336,659
2,111,616	Schwab U.S. REIT ETF	36,340,911
378,144	Vanguard Dividend Appreciation ETF	57,893,846
351,936	Vanguard Intermediate-Term Corporate
	Bond ETF	26,201,635
52,416	Vanguard S&P 500 ETF	20,136,655
1,396,512	Vanguard Total Bond Market ETF	95,702,966
1,377,792	WisdomTree U.S. Efficient Core Fund ETF	46,583,148
Total Exchange-Traded Funds (Cost $910,083,099)		$816,261,058
Total Investments — 96.2% (Cost $929,359,624)		$835,535,053
Other Assets less Liabilities — 3.8%		32,664,774
Net Assets — 100.0%		$868,199,827

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

USD — United States Dollar

Total Return Swap Agreements

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/12/24	$308,056,993	$(6,501,837)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/12/24	$9,559,943	$(200,847)
							$(6,702,684)

(a)	The Effective Federal Funds Rate at October 31, 2023 was 5.33%.

SA — Societe Anonyme (French public limited company)

The derivative instruments outstanding as of October 31, 2023, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)

Portfolio of Investments Summary Table	October 31, 2023 (Unaudited)

Percentage of Value

Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
148,491	iShares 1-3 Year Treasury Bond ETF	$12,032,226
64,386	iShares 7-10 Year Treasury Bond ETF	5,768,342
16,947	iShares Core MSCI EAFE ETF	1,056,815
47,124	iShares Core S&P 500 ETF	19,789,252
Total Exchange-Traded Funds (Cost $39,491,355)		$38,646,635
Total Investments — 99.8% (Cost $39,491,355)		$38,646,635
Other Assets less Liabilities — 0.2%		79,060
Net Assets — 100.0%		$38,725,695

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Assets and Liabilities	October 31, 2023 (Unaudited)

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold-Hedged Bond	Nasdaq 7HANDL™	Robust Momentum
	ETF (GLDB)(a)	Index ETF (HNDL)	ETF (ROMO)
Assets:
Investments, at value (Cost $7,801,031, $929,359,624 and $39,491,355)	$6,962,968	$835,535,053	$38,646,635
Cash and Cash Equivalents	1,206,822	18,643,415	126,648
Segregated cash balances for swap agreements with custodian	1,010,000	22,000,000	—
Dividends and interest receivable	79,674	—	—
Receivable for investments sold	—	2,611,134	2,936,190
Unrealized appreciation on swap agreements	47,761	—	—
Prepaid expenses	—	13,240	4,631
Total Assets	9,307,225	878,802,842	41,714,104
Liabilities:
Payable for investments purchased	—	—	2,952,729
Payable for capital shares redeemed	—	2,775,842	—
Payable to counterparties for swap agreements	—	275,290	—
Unrealized depreciation on swap agreements	—	6,702,684	—
Accrued expenses:
Advisory	5,737	455,868	10,490
Administration	—	30,195	5,326
Management/Legal administration	—	28,664	2,586
Compliance officer	—	428	43
Custodian	—	5,182	355
Fund accounting	—	3	3
Other	—	328,859	16,877
Total Liabilities	5,737	10,603,015	2,988,409
Net Assets	$9,301,488	$868,199,827	$38,725,695
Net Assets consist of:
Paid in Capital	$12,074,609	$1,112,020,370	$42,667,510
Total Distributable Earnings / (Loss)	(2,773,121)	(243,820,543)	(3,941,815)
Net Assets	$9,301,488	$868,199,827	$38,725,695
Net Assets:	$9,301,488	$868,199,827	$38,725,695
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	500,000	46,800,000	1,575,000
Net Asset Value (offering and redemption price per share):	$18.60	$18.55	$24.59

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Operations	For the six months ended October 31, 2023 (Unaudited)

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold-Hedged Bond	Nasdaq 7HANDL™	Robust Momentum
	ETF (GLDB)(a)	Index ETF (HNDL)	ETF (ROMO)
Investment Income:
Dividend income	$—	$17,265,152	$939,147
Interest income	212,230	206,273	7
Total Investment Income	212,230	17,471,425	939,154
Expenses:
Advisory	47,313	3,014,964	110,050
Administration	—	196,492	32,177
Management/Legal administration	—	154,860	15,086
Fund accounting	—	174	35
Custodian	—	25,859	1,708
Trustee	—	8,080	8,080
Compliance officer	—	17,149	4,600
Legal and audit	—	37,725	11,743
Printing	—	230,340	3,631
Nasdaq licensing	—	248,915	—
Other fees	—	49,060	4,847
Total Expenses before fee reductions	47,313	3,983,618	191,957
Expenses contractually waived or reimbursed by the Advisor	—	—	(24,193)
Total Net Expenses	47,313	3,983,618	167,764
Net Investment Income	164,917	13,487,807	771,390
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(539,213)	(12,682,115)	41,720
Net realized gains (losses) from in-kind transactions	—	252,846	665,617
Net realized gains (losses) from swap agreements	(1,001,225)	(14,079,904)	—
Change in unrealized appreciation/depreciation on investments	(245,878)	(31,934,168)	(3,005,233)
Change in unrealized appreciation/depreciation on swap agreements	83,413	(7,927,737)	—
Net Realized and Unrealized Gains (Losses)	(1,702,903)	(66,371,078)	(2,297,896)
Change in Net Assets Resulting From Operations	$(1,537,986)	$(52,883,271)	$(1,526,506)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Gold-Hedged Bond ETF (GLDB)(a)		Nasdaq 7HANDL™ Index ETF (HNDL)
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
From Investment Activities:
Operations:
Net investment income	$164,917	$359,378	$13,487,807	$28,456,967
Net realized losses from investment and in-kind transactions and swap agreements	(1,540,438)	(1,297,464)	(26,509,173)	(136,924,763)
Change in unrealized appreciation/depreciation on investments and swap agreements	(162,465)	916,973	(39,861,905)	68,159,059
Change in net assets resulting from operations	(1,537,986)	(21,113)	(52,883,271)	(40,308,737)
Distributions to Shareholders:
Total distributions	(188,074)	(359,378)	(35,159,501)	(26,016,295)
Return of Capital	—	(2,645)	—	(60,648,138)
Change in net assets from distributions	(188,074)	(362,023)	(35,159,501)	(86,664,433)
Capital Transactions:
Proceeds from shares issued	1,410,319	537,760	7,104,347	5,479,291
Cost of shares redeemed	(5,129,484)	(537,108)	(130,303,196)	(287,012,814)
Change in net assets from capital transactions	(3,719,165)	652	(123,198,849)	(281,533,523)
Change in net assets	(5,445,225)	(382,484)	(211,241,621)	(408,506,693)
Net Assets:
Beginning of period	14,746,713	15,129,197	1,079,441,448	1,487,948,141
End of period	$9,301,488	$14,746,713	$868,199,827	$1,079,441,448
Share Transactions:
Issued	75,000	25,000	350,000	250,000
Redeemed	(275,000)	(25,000)	(6,575,000)	(14,100,000)
Change in shares	(200,000)	—	(6,225,000)	(13,850,000)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Strategy Shares Newfound/ReSolve
	Robust Momentum ETF (ROMO)
	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
From Investment Activities:
Operations:
Net investment income	$771,390	$397,713
Net realized gains (losses) from investment and in-kind transactions	707,337	(3,399,943)
Change in unrealized appreciation/depreciation on investments	(3,005,233)	2,431,362
Change in net assets resulting from operations	(1,526,506)	(570,868)
Distributions to Shareholders:
Total distributions	—	(389,382)
Change in net assets from distributions	—	(389,382)
Capital Transactions:
Proceeds from shares issued	—	7,688,411
Cost of shares redeemed	(9,095,662)	(7,568,347)
Change in net assets from capital transactions	(9,095,662)	120,064
Change in net assets	(10,622,168)	(840,186)
Net Assets:
Beginning of period	49,347,863	50,188,049
End of period	$38,725,695	$49,347,863
Share Transactions:
Issued	—	300,000
Redeemed	(350,000)	(300,000)
Change in shares	(350,000)	—

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Financial Highlights	Strategy Shares

																	Ratio of Net
	Net Asset	Net			Distributions					Net Asset	Total		Ratio of Net		Ratio of Gross		Investment
	Value,	investment	Net realized	Total from	from net		Distributions			Value,	return at	Total	Expenses to		Expenses to		Income (Loss)	Net Assets at
	beginning	income	and unrealized	investment	investment		from Return		Total	end of	Net Asset	return at	Average		Average		to Average	end of period	Portfolio
	of period	(loss)(a)	gains (losses)	activities	income		of Capital		distributions	period	Value(b)(c)	market(b)(d)	Net Assets(e)		Net Assets(e)(f)		Net Assets(e)	(000’s)	turnover(b)(g)
Strategy Shares Gold-Hedged Bond ETF (GLDB)(h)
Six Months ended October 31, 2023 (Unaudited)	$21.07	0.27	(2.44)	(2.17)	(0.30)		—		(0.30)	$18.60	(10.34)%	(10.06)%	0.79%		0.79%		2.77%	$9,301	6%
Year Ended April 30, 2023	$21.61	0.51	(0.54)	(0.03)	(0.51)		(0.00	) (i)	(0.51)	$21.07	0.09%	(0.79)%	0.79%		0.79%		2.61%	$14,747	11%
May 17, 2021(j) through April 30, 2022	$25.00	0.28	(3.22)	(2.94)	(0.33)		—		(0.33)	$21.61	(11.94)%	(11.17)%	0.78%		0.78%		1.24%	$15,129	—%
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Six Months ended October 31, 2023 (Unaudited)	$20.36	0.27	(1.38)	(1.11)	(0.70)		—		(0.70)	$18.55	(5.64)%	(5.80)%	0.80	% (k)	0.80	% (k)	2.69%	$868,200	14%
Year Ended April 30, 2023	$22.25	0.48	(0.93)	(0.45)	(0.43)		(1.01)		(1.44)	$20.36	(1.83)%	(2.19)%	0.78	% (k)	0.78	% (k)	2.31%	$1,079,441	58%
Year Ended April 30, 2022	$25.24	0.45	(1.68)	(1.23)	(1.69	) (l)	(0.07	) (l)	(1.76)	$22.25	(5.46)%	(5.36)%	0.78	% (k)	0.78	% (k)	1.81%	$1,487,948	119%
Year Ended April 30, 2021	$23.40	0.45	3.13	3.58	(1.74)		—		(1.74)	$25.24	15.74%	15.86%	0.95	% (k)	0.95	% (k)	1.82%	$465,724	68%
Year Ended April 30, 2020	$23.70	0.59	0.79	1.38	(1.40)		(0.28)		(1.68)	$23.40	5.98%	5.71%	0.95	% (k)	1.40	% (k)	2.47%	$19,891	83%
Year Ended April 30, 2019	$23.84	0.56	0.95	1.51	(0.92)		(0.73)		(1.65)	$23.70	6.65%	6.68%	0.95	% (k)	2.30	%(k)	2.41%	$12,442	118%
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Six Months ended October 31, 2023 (Unaudited)	$25.64	0.44	(1.49)	(1.05)	—		—		—	$24.59	(4.10)%	(3.94)%	0.75	% (k)	0.86	% (k)	3.45%	$38,726	140%
Year Ended April 30, 2023	$26.07	0.20	(0.44)	(0.24)	(0.19)		—		(0.19)	$25.64	(0.89)%	(1.04)%	0.76	% (k)(m)	0.83	% (k)	0.78%	$49,348	246%
Year Ended April 30, 2022	$27.30	0.17	(1.23)	(1.06)	(0.17)		—		(0.17)	$26.07	(3.97)%	(3.79)%	0.75	% (k)	0.82	% (k)	0.61%	$50,188	221%
Year Ended April 30, 2021	$21.55	0.21	5.78	5.99	(0.24)		(0.00	) (i)	(0.24)	$27.30	27.91%	27.64%	0.75	% (k)	0.90	% (k)	0.88%	$42,321	309%
November 1, 2019(j) through April 30, 2020	$25.15	0.11	(3.56)	(3.45)	(0.15)		—		(0.15)	$21.55	(13.82)%	(13.70)%	0.75	% (k)	1.56	% (k)	0.94%	$20,472	145%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for periods less than one year.

(f)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(h)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(i)	Amount is less than ($0.005).

(j)	Commencement of operations.

(k)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(l)	Subsequent to the issuance of the April 30, 2022 financial statements, an additional $0.81 of the distribution was determined to be a return of capital.

(m)	Excluding interest expense, the net expense ratio would have been 0.75%.

(See notes which are an integral part of the Financial Statements)

10 | Semi-Annual Shareholder Report

Notes to Financial Statements	October 31, 2023

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in six separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Gold-Hedged Bond ETF (GLDB) (“Gold-Hedged Bond ETF”), Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), and Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold-Hedged Bond ETF is classified as non-diversified under the 1940 Act. The Funds are passively- managed exchange-traded funds. The investment objective of the Gold-Hedged Bond ETF is to seek investment results that correlate, before fees and expenses, to the performance of the Solactive Gold-Backed Bond Index. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Nasdaq 7HANDL™ Index ETF commenced operations on January 16, 2018, the Newfound/ReSolve Robust Momentum ETF commenced operations on November 1, 2019, and the Gold-Hedged Bond ETF commenced operations on May 17, 2021.

Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Gold-Hedged Bond ETF and Newfound/ReSolve Robust Momentum ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold-Hedged Bond ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts and total return swaps as well as cash and cash equivalents such as treasury securities which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of October 31, 2023, the net assets of the Subsidiary was 18.8% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B.	Investment in a Subsidiary

By investing in the Subsidiary, the Gold-Hedged Bond ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold-Hedged Bond ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold-Hedged Bond ETF, including its investment in its Subsidiary, and the Gold-Hedged Bond ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold-Hedged Bond ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold-Hedged Bond ETF, such as by reducing the Gold -Hedged Bond ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold-Hedged Bond ETF’s financial statements in this report.

C.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (Continued)

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the- counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over- the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of October 31, 2023.

			Total
Fund	Level 1	Level 2	Investments
Gold-Hedged Bond ETF
Corporate Bonds	$—	$6,529,413	$6,529,413
Yankee Dollars	—	433,555	433,555
Other Financial Instruments(1)
Total Return Swap Agreements	—	47,761	47,761
Total Investments	$—	$7,010,729	$7,010,729
Nasdaq 7HANDL™ Index ETF
U.S. Treasury Obligation	$—	$19,273,995	$19,273,995
Exchange-Traded Funds	816,261,058	—	816,261,058
Other Financial Instruments(1)
Total Return Swap Agreements	—	(6,702,684)	(6,702,684)
Total Investments	$816,261,058	$12,571,311	$828,832,369
Newfound/ReSolve Robust Momentum ETF
Exchange-Traded Funds	$38,646,635	$—	$38,646,635
Total Investments	$38,646,635	$—	$38,646,635

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

For the period ended October 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

D.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E.	Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

F.	Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk (i.e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of October 31, 2023, the Gold-Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF invested in total return swaps. The unrealized appreciation/ (depreciation) as of October 31, 2023 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Gold-Hedged Bond ETF	$47,761	$—
Nasdaq 7HANDL™ Index ETF	—	(6,702,684)

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2023.

	Net Realized
	Gains (Losses) from	Change in Unrealized
	Swap Agreements	Appreciation/Depreciation
	Recognized as a	on Swaps Recognized
Fund	Result from Operations	from Operations
Equity Risk Exposure:
Gold-Hedged Bond ETF	$(1,001,225)	$83,413
Nasdaq 7HANDL™ Index ETF	(14,079,904)	(7,927,737)

G.	Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Gold- Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.” The Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF pay 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold-Hedged Bond ETF pays 0.79% of the Fund’s average daily net assets, computed daily and paid monthly, for services it receives from the Advisor. This fee is structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non -routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

The Advisor has contractually agreed to waive all or a portion of its Advisory fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% and 0.75%, respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2024 for the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup Advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2023, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
Fund	4/30/24	4/30/25	4/30/26	4/30/27	Total
Newfound/ReSolve Robust Momentum ETF	$54,116	$31,186	$38,417	$24,193	$147,912

B.	Administration, Transfer Agent, Accounting, and Management/ Legal administration Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

–	0.030% of the aggregate net assets from $0 to $1 billion; and

–	0.020% of the aggregate net assets above $1 billion

The asset -based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Management/Legal administration.”

Administration, Transfer Agent, Accounting, and Management/Legal administration Fees (as well as substantially all other expenses) for the Gold- Hedged Bond ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

C.	Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares.

14 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b- 1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses.

E.	Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out -of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Compliance officer.”

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Gold-Hedged Bond ETF	$671,596	$4,733,578
Nasdaq 7HANDL™ Index ETF	139,076,976	133,216,166
Newfound/ReSolve Robust Momentum ETF	62,542,483	61,745,471

Purchases and sales of in-kind transactions for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Gold-Hedged Bond ETF	$—	$—
Nasdaq 7HANDL™ Index ETF	6,151,346	120,731,923
Newfound/ReSolve Robust Momentum ETF	—	9,075,938

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash.

Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind subscriptions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2023, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemptions-in-kind) as follows:

	Fair Value of	Fair Value of
Fund	Subscriptions-in-Kind	Redemptions-in-Kind
Gold-Hedged Bond ETF	$—	$—
Nasdaq 7HANDL™ Index ETF	6,151,346	120,731,923
Newfound/ReSolve Robust Momentum ETF	—	9,075,938

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more -likely-than -not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31, and the tax year end for the Gold- Hedged Bond ETF and Newfound/ReSolve Robust Momentum ETF is April 30.

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (Continued)

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
December 31
Nasdaq 7HANDL™ Index ETF	$1,213,974,549	$5,188,401	$(158,520,088)	$(153,331,687)
April 30
Gold-Hedged Bond ETF	12,385,855	29,149	(621,334)	(592,185)
Newfound/ReSolve Robust Momentum ETF	48,068,232	2,160,513	(1,005,289)	1,155,224

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales and mark-to-market on swap agreements.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$99,154,433	$99,154,433
April 30
Gold-Hedged Bond ETF	359,378	—	359,378	2,645	362,023
Newfound/ReSolve Robust Momentum ETF	389,382	—	389,382	—	389,382

As of the most recent tax year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and	Appreciation	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings/(Loss)
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$(37,169,071)	$(153,331,687)	$(190,500,758)
April 30
Gold-Hedged Bond ETF	—	—	—	(419,224)	(627,837)	(1,047,061)
Newfound/ReSolve Robust Momentum ETF	—	—	—	(3,570,533)	1,155,224	(2,415,309)

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in-kind, Controlled Foreign Corporations, Taxable over-distributions, and Net Operating Losses have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid in
Fund	Earnings / (Loss)	Capital
December 31
Nasdaq 7HANDL™ Index ETF	$85,020,249	$(85,020,249)
April 30
Gold-Hedged Bond ETF	878,240	(878,240)
Newfound/ReSolve Robust Momentum ETF	(47,039)	47,039

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year
Fund	Ordinary Loss Deferrals
December 31
Nasdaq 7HANDL™ Index ETF	$—
April 30
Gold-Hedged Bond ETF	—
Newfound/ReSolve Robust Momentum ETF	16,941

16 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of the most recent tax year end, no Funds utilized capital loss carryforwards (“CLCF”) to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
December 31
Nasdaq 7HANDL™ Index ETF	$29,344,906	$7,824,165	$37,169,071
April 30
Gold-Hedged Bond ETF	277,164	142,060	419,224
Newfound/ReSolve Robust Momentum ETF	3,553,592	—	3,553,592

(7)	Investment Risks

This section discusses certain common principal risks encountered by the Funds. Each Fund may be subject to other risks in addition to these identified risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2023, 51.10% and 31.07% of the Newfound/ReSolve Robust Momentum ETF’s net assets were invested in the iShares Core S&P 500 ETF and iShares 1-3 Year Treasury Bond ETF, respectively. The financial statements of the iShares Core S&P 500 ETF and iShares 1-3 Year Treasury Bond ETF, including their portfolio of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Newfound/ReSolve Robust Momentum ETF’s financial statements.

(8)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2023.

Semi-Annual Shareholder Report | 17

Additional Information

Statement Regarding Liquidity Risk Management Program

Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds” and individually, a “Fund”), has adopted a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a written report to the Board (the “Report”) covering the period from July 1, 2022, to June 30, 2023 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the annual assessment of each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid investments. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period, and is reasonably designed to manage each Fund’s liquidity risk. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

18 | Semi-Annual Shareholder Report

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12 -month period ended June 30, is available without charge and upon request by calling 1-855- HSS-ETFS or 1-855 -477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting Form N-PORT.

Rational Advisors, Inc. is the investment advisor of the Funds. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Strategy Shares	Strategy Shares	Strategy Shares
Gold-Hedged Bond ETF	Nasdaq 7HANDL™ Index ETF	Newfound/ReSolve Robust Momentum ETF
(GLDB)	(HNDL)	(ROMO)

Cusip 86280R878	Cusip 86280R506	Cusip 86280R886

Strategy Shares Shareholder Services: 1-855-477-3837

Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

O C T O B E R 3 1 , 2 0 2 3

You may elect to receive all shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Expense Examples (Unaudited)	October 31, 2023

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) a unified management fee. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2023 and held through the period ended October 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/23	10/31/23	10/31/23(1)	the Period(2)	the Period(1)(2)	the Period
Day Hagan/Ned Davis Research
Smart Sector ETF (SSUS)	$1,000.00	$995.80	$1,021.72	$3.41	$3.46	0.68%
Day Hagan/Ned Davis Research
Smart Sector Fixed Income ETF (SSFI)	1,000.00	942.90	1,021.72	3.32	3.46	0.68%
Day Hagan/Ned Davis Research
Smart Sector International ETF (SSXU)	1,000.00	933.40	1,021.72	3.30	3.46	0.68%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half year period).

Semi-Annual Shareholder Report | 1

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Portfolio of Investments Summary Table	October 31, 2023 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.5%
467,023	Communication Services Select Sector SPDR Fund ETF	$30,225,729
144,944	Consumer Discretionary Select Sector SPDR Fund ETF	22,045,982
169,638	Consumer Staples Select Sector SPDR Fund ETF	11,511,635
123,943	Energy Select Sector SPDR Fund ETF	10,558,704
892,048	Financial Select Sector SPDR Fund ETF	28,866,673
326,365	Health Care Select Sector SPDR Fund ETF	40,645,497
208,024	Industrial Select Sector SPDR Fund ETF	20,461,241
102,876	Materials Select Sector SPDR Fund ETF	7,824,749
83,744	Real Estate Select Sector SPDR Fund ETF	2,771,926
2,831,430	SPDR Bloomberg 1-3 Month T-Bill ETF	259,981,902
460,452	Technology Select Sector SPDR Fund ETF	75,518,733
196,290	Utilities Select Sector SPDR Fund ETF	11,716,550
Total Exchange-Traded Funds (Cost $532,612,591)		$522,129,321
Total Investments — 98.5% (Cost $532,612,591)		$522,129,321
Other Assets less Liabilities — 1.5%		7,792,919
Net Assets — 100.0%		$529,922,240

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

Portfolio of Investments Summary Table	October 31, 2023 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.1%
17,568	iShares 3-7 Year Treasury Bond ETF	$1,972,711
119,089	SPDR Bloomberg 1-3 Month T-Bill ETF	10,934,751
49,314	SPDR Bloomberg Investment Grade Floating Rate ETF	1,513,447
72,649	SPDR Portfolio Corporate Bond ETF	1,959,344
115,125	SPDR Portfolio High Yield Bond ETF	2,540,809
235,815	SPDR Portfolio Long Term Treasury ETF	5,848,211
207,685	SPDR Portfolio Mortgage Backed Bond ETF	4,213,929
37,293	Vanguard Emerging Markets Government Bond ETF	2,163,740
54,543	Vanguard Short-Term Inflation-Protected Securities ETF	2,571,157
107,843	Vanguard Total International Bond ETF	5,141,954
Total Exchange-Traded Funds (Cost $40,443,994)		$38,860,053
Total Investments — 99.1% (Cost $40,443,994)		$38,860,053
Other Assets less Liabilities — 0.9%		350,702
Net Assets — 100.0%		$39,210,755

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

Portfolio of Investments Summary Table	October 31, 2023 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.6%
37,248	iShares MSCI Australia ETF	$772,524
32,487	iShares MSCI Brazil ETF	967,138
40,993	iShares MSCI Canada ETF	1,301,118
34,529	iShares MSCI China ETF	1,443,657
27,598	iShares MSCI France ETF	950,751
34,647	iShares MSCI Germany ETF	872,411
25,270	iShares MSCI India ETF	1,092,675
32,476	iShares MSCI Italy ETF	971,032
55,334	iShares MSCI Japan ETF	3,262,493
1,344	iShares MSCI Mexico ETF	73,651
35,252	iShares MSCI Peru and Global Exposure ETF	1,017,020
62,414	iShares MSCI Poland ETF	1,238,918
2,918	iShares MSCI Spain ETF	78,086
20,896	iShares MSCI Switzerland ETF	875,960
23,641	iShares MSCI United Kingdom ETF	721,051
205,215	SPDR Bloomberg 1-3 Month T-Bill ETF	18,842,841
Total Exchange-Traded Funds (Cost $34,754,732)		$34,481,326
Total Investments — 99.6% (Cost $34,754,732)		$34,481,326
Other Assets less Liabilities — 0.4%		126,134
Net Assets — 100.0%		$34,607,460

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2023 (Unaudited)

	Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Assets:
Investments, at value (Cost $532,612,591, $40,443,994 and $34,754,732)	$522,129,321	$38,860,053	$34,481,326
Cash and Cash Equivalents	8,181,787	375,111	148,512
Receivable for investments sold	262,435,781	8,175,408	15,579,829
Total Assets	792,746,889	47,410,572	50,209,667
Liabilities:
Payable for investments purchased	260,024,374	8,176,621	15,582,287
Payable for capital shares redeemed	2,489,073	—	—
Accrued expenses:
Advisory	311,202	23,196	19,920
Total Liabilities	262,824,649	8,199,817	15,602,207
Net Assets	$529,922,240	$39,210,755	$34,607,460
Net Assets consist of:
Paid in Capital	$586,656,855	$45,402,485	$36,216,828
Total Distributable Earnings / (Loss)	(56,734,615)	(6,191,730)	(1,609,368)
Net Assets	$529,922,240	$39,210,755	$34,607,460

Net Assets:	$529,922,240	$39,210,755	$34,607,460
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	15,925,000	1,925,000	1,350,000
Net Asset Value (offering and redemption price per share):	$33.28	$20.37	$25.64

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Operations	For the six months ended October 31, 2023 (Unaudited)

	Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Investment Income:
Dividend income	$4,069,505	$833,498	$375,429
Interest income	596	—	—
Total Investment Income	4,070,101	833,498	375,429
Expenses:
Advisory	1,756,833	138,716	101,446
Total Net Expenses	1,756,833	138,716	101,446
Net Investment Income	2,313,268	694,782	273,983
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(30,523,168)	(1,128,112)	(2,028,715)
Net realized gains (losses) from in-kind transactions	55,661,119	142,899	628,792
Change in unrealized appreciation/depreciation on investments	(36,342,282)	(2,134,520)	(862,659)
Net Realized and Unrealized Gains (Losses)	(11,204,331)	(3,119,733)	(2,262,582)
Change in Net Assets Resulting From Operations	$(8,891,063)	$(2,424,951)	$(1,988,599)

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

			Day Hagan/Ned Davis Research
	Day Hagan/Ned Davis Research		Smart Sector Fixed Income ETF
	Smart Sector ETF (SSUS)		(SSFI)
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
From Investment Activities:
Operations:
Net investment income	$2,313,268	$3,341,883	$694,782	$840,078
Net realized gains (losses) from investment and in-kind transactions	25,137,951	(41,973,416)	(985,213)	(3,409,869)
Change in unrealized appreciation/depreciation on investments	(36,342,282)	48,036,918	(2,134,520)	2,071,753
Change in net assets resulting from operations	(8,891,063)	9,405,385	(2,424,951)	(498,038)
Distributions to Shareholders:
Total distributions	—	(2,718,667)	(559,605)	(660,063)
Change in net assets from distributions	—	(2,718,667)	(559,605)	(660,063)
Capital Transactions:
Proceeds from shares issued	632,346,393	377,342,234	11,287,051	20,894,920
Cost of shares redeemed	(518,835,809)	(426,132,900)	(11,809,066)	(1,630,849)
Change in net assets from capital transactions	113,510,584	(48,790,666)	(522,015)	19,264,071
Change in net assets	104,619,521	(42,103,948)	(3,506,571)	18,105,970
Net Assets:
Beginning of period	425,302,719	467,406,667	42,717,326	24,611,356
End of period	$529,922,240	$425,302,719	$39,210,755	$42,717,326
Share Transactions:
Issued	17,900,000	12,025,000	525,000	950,000
Redeemed	(14,700,000)	(13,600,000)	(550,000)	(75,000)
Change in shares	3,200,000	(1,575,000)	(25,000)	875,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets (Continued)

	Day Hagan/Ned Davis Research
	Smart Sector International ETF
	(SSXU)
		For the period
	Six Months Ended	June 30, 2022(a)
	October 31, 2023	through
	(Unaudited)	April 30, 2023
From Investment Activities:
Operations:
Net investment income	$273,983	$32,494
Net realized gains (losses) from investment and in-kind transactions	(1,399,923)	661,964
Change in unrealized appreciation/depreciation on investments	(862,659)	589,253
Change in net assets resulting from operations	(1,988,599)	1,283,711
Distributions to Shareholders:
Total distributions	—	(61,811)
Change in net assets from distributions	—	(61,811)
Capital Transactions:
Proceeds from shares issued	28,396,340	26,588,399
Cost of shares redeemed	(9,651,896)	(9,958,684)
Change in net assets from capital transactions	18,744,444	16,629,715
Change in net assets	16,755,845	17,851,615
Net Assets:
Beginning of period	17,851,615	—
End of period	$34,607,460	$17,851,615
Share Transactions:
Issued	1,050,000	1,025,000
Redeemed	(350,000)	(375,000)
Change in shares	700,000	650,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)(c)	Total return at market(b)(d)	Ratio of Net Expenses to Average Net Assets(e)		Ratio of Gross Expenses to Average Net Assets(e)		Ratio of Net Investment Income (Loss) to Average Net Assets(e)	Net Assets at end of period (000’s)	Portfolio turnover(b)(f)
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)
Six Months ended October 31, 2023 (Unaudited)	$33.42	0.16	(0.30)	(0.14)	—	—	$33.28	(0.42)%	0.12%	0.68	%(g)	0.68	%(g)	0.90%	$529,922	174%
Year Ended April 30, 2023	$32.69	0.23	0.69	0.92	(0.19)	(0.19)	$33.42	2.89%	2.83%	0.68	%(g)	0.68	%(g)	0.74%	$425,303	207%
Year Ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	(0.20)	$32.69	1.26%	1.29%	0.68	%(g)	0.68	%(g)	0.52%	$467,407	111%
Year Ended April 30, 2021	$22.04	0.20	10.36	10.56	(0.14)	(0.14)	$32.46	48.02%	47.19%	0.68	%(g)	0.68	%(g)	0.71%	$221,537	84%
January 16, 2020(h) through April 30, 2020	$24.86	0.01	(2.83)	(2.82)	—	—	$22.04	(11.34)%	(10.90)%	0.68	%(g)	0.68	%(g)	0.23%	$46,278	27%
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
Six Months ended October 31, 2023 (Unaudited)	$21.91	0.37	(1.61)	(1.24)	(0.30)	(0.30)	$20.37	(5.71)%	(5.66)%	0.68	%(g)	0.68	%(g)	3.42%	$39,211	69%
Year Ended April 30, 2023	$22.89	0.60	(1.12)	(0.52)	(0.46)	(0.46)	$21.91	(2.21)%	(2.21)%	0.68	%(g)	0.68	%(g)	2.72%	$42,717	174%
September 28, 2021(h) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	(0.21)	$22.89	(7.10)%	(7.06)%	0.68	%(g)	0.68	%(g)	1.87%	$24,611	85%
Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Six Months ended October 31, 2023 (Unaudited)	$27.46	0.25	(2.07)	(1.82)	—	—	$25.64	(6.66)%	(6.51)%	0.68	%(g)	0.68	%(g)	1.84%	$34,607	193%
June 30, 2022(h) through April 30, 2023	$24.82	0.09	2.71	2.80	(0.16)	(0.16)	$27.46	11.36%	11.29%	0.68	%(g)	0.68	%(g)	0.40%	$17,852	231%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(g)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Notes to Financial Statements	October 31, 2023 (Unaudited)

(1)	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in six separate series. The accompanying Financial Statements relate to the following series: Day Hagan/Ned Davis Research Smart Sector ETF (SSUS), Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) and Day Hagan/ Ned Davis Research Smart Sector International ETF (SSXU) (individually referred to as a “Fund,” or collectively as the “Funds”). Day Hagan/Ned Davis Research Smart Sector ETF (SSUS) is classified as a diversified fund under the 1940 Act, while Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) and Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU) are classified as non-diversified under the 1940 Act. Each Fund is an actively-managed exchange-traded fund. The investment objective of the Day Hagan/Ned Davis Research Smart Sector ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of each of the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF and the Day Hagan/ Ned Davis Research Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Day Hagan/Ned Davis Research Smart Sector ETF commenced operations January 16, 2020. The Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF commenced operations on September 28, 2021. The Day Hagan/Ned Davis Research Smart Sector International ETF commenced operations June 30, 2022. Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946

Financial Services – Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq Stock Market (“Nasdaq”) are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

10 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of October 31, 2023.

		Total
Fund	Level 1	Investments
Day Hagan/Ned Davis Research
Smart Sector ETF
Exchange-Traded Funds	$522,129,321	$522,129,321
Total Investments	$522,129,321	$522,129,321

Day Hagan/Ned Davis Research
Smart Sector Fixed Income ETF
Exchange-Traded Funds	$38,860,053	$38,860,053
Total Investments	$38,860,053	$38,860,053

Day Hagan/Ned Davis Research
Smart Sector International ETF
Exchange-Traded Funds	$34,481,326	$34,481,326
Total Investments	$34,481,326	$34,481,326

For the period ended October 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan/Ned Davis Research Smart Sector ETF and Day Hagan/Ned Davis Research Smart Sector International ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. Each Fund pays 0.68% of its average daily net assets, computed daily and paid monthly, for advisory services it receives from the advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ management fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (Continued)

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in -kind transactions and short-term investments, for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$877,174,034	$862,641,708
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	27,138,063	26,911,288
Day Hagan/Ned Davis Research Smart Sector International ETF	56,131,906	55,442,604

Purchases and sales of in-kind transactions for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$616,835,911	$518,962,590
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	11,104,848	11,640,335
Day Hagan/Ned Davis Research Smart Sector International ETF	27,818,271	9,598,178

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in- kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2023, the Fund received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemption-in-kind) as follows:

	Fair Value of	Fair Value of
Fund	Subscriptions-in-Kind	Redemptions-in-Kind
Day Hagan/Ned Davis Research Smart Sector ETF	$616,835,911	$518,962,590
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	11,104,848	11,640,335
Day Hagan/Ned Davis Research Smart Sector International ETF	27,818,271	9,598,178

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of April 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Day Hagan/Ned Davis Research Smart Sector ETF	$403,239,327	$28,802,764	$(11,114,087)	$17,688,677
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	43,165,723	585,962	(1,463,188)	(877,226)
Day Hagan/Ned Davis Research Smart Sector International ETF	17,265,123	667,848	(98,457)	569,391

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year or period ended April 30, 2023 were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
Day Hagan/Ned Davis Research Smart Sector ETF	$2,718,667	$—	$2,718,667	$—	$2,718,667
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	660,063	—	660,063	—	660,063
Day Hagan/Ned Davis Research Smart Sector International ETF	61,811	—	61,811	—	61,811

As of April 30, 2023, the components of distributed earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and	Appreciation/	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings/(Loss)
Day Hagan/Ned Davis Research Smart Sector ETF	$463,896	$—	$463,896	$(65,996,125)	$17,688,677	$(47,843,552)
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	213,409	—	213,409	(2,543,357)	(877,226)	(3,207,174)
Day Hagan/Ned Davis Research Smart Sector International ETF	—	—	—	(190,160)	569,391	379,231

Permanent Tax Differences:

As of the tax year or period ended April 30, 2023, the following reclassifications relating primarily to redemptions in-kind and taxable over distributions have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Total
	Distributable
Fund	Earnings/(Loss)	Paid in Capital
Day Hagan/Ned Davis Research Smart Sector ETF	$(27,466,335)	$27,466,335
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	13,249	(13,249)
Day Hagan/Ned Davis Research Smart Sector International ETF	(842,669)	842,669

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year
Ordinary Loss
Fund	Deferrals
Day Hagan/Ned Davis Research Smart Sector ETF	$—
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	—
Day Hagan/Ned Davis Research Smart Sector International ETF	29,305

As of April 30, 2023, the Funds have net capital loss carryforwards (“CLCF”) as summarized in the table below. These CLCFs are not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
Day Hagan/Ned Davis Research Smart Sector ETF	$63,646,245	$2,349,880	$65,996,125
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	2,543,357	—	2,543,357
Day Hagan/Ned Davis Research Smart Sector International ETF	160,855	—	160,855

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

(7)	Investment Risks

This section discusses certain common principal risks encountered by the Funds. Each Fund may be subject to other risks in addition to these identified risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or manmade disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2023, 49.06%, 27.89% and 54.45% of the net assets of the Day Hagan/Ned Davis Research Smart Sector ETF, the Day Hagan/ Ned Davis Research Smart Sector Fixed Income ETF, and the Day Hagan/Ned Davis Smart Sector International ETF, respectively, were invested in the SPDR Bloomberg 1-3 Month T-Bill ETF. The financial statements of the SPDR Bloomberg 1-3 Month T-Bill ETF, including its portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the financial statements of the Funds in this report.

(8)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2023.

14 | Semi-Annual Shareholder Report

Additional Information

Statement Regarding Liquidity Risk Management Program

Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds” and individually, a “Fund”), has adopted a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a written report to the Board (the “Report”) covering the period from July 1, 2022, to June 30, 2023 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the annual assessment of each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid investments. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period, and is reasonably designed to manage each Fund’s liquidity risk. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

Semi-Annual Shareholder Report | 15

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-594-7930 or at www.dhfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.dhfunds.com by selecting “Form N-PORT.”

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management, is the investment advisor of the Funds. Day Hagan Asset Management maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of the Funds’ shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Day Hagan/Ned Davis Research	Day Hagan/Ned Davis Research	Day Hagan/Ned Davis Research
Smart Sector ETF (SSUS)	Smart Sector Fixed Income ETF (SSFI)	Smart Sector International ETF (SSXU)
Cusip 86280R803	Cusip 86280R860	Cusip 8628OR829

1-800-594-7930

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Michael Schoonover

Michael Schoonover, Chief Executive Officer

Date 12/26/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael Schoonover

Michael Schoonover, Chief Executive Officer

Date 12/26/2023

By (Signature and Title) /s/ James Szilagyi

James Szilagyi, Treasurer

Date 12/26/2023